Investment in joint ventures accounted for under the equity method: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2017	May 26, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 4,677,454		$ 3,497,635	$ 2,084,160	$ 2,855,362
Restricted cash and cash equivalents	106,350
Other current assets	185,426		134,381
Current assets	5,787,862		4,233,018
Financial liabilities	(173,471)		(58,336)
Current liabilities	(2,408,649)		(593,183)
Land, furniture and equipment	473,238		323,099	321,913
Long term debt	(7,149,177)
Loan payable to the Company (Note 13.1)	(87,951)		(71,725)
Other non-current liabilities	(10,321,382)		(4,402,440)
Deferred taxes - Net	3,033,930		1,608,805
Stockholders' equity	$ 33,688,301		22,753,954	$ 20,408,051	$ 18,751,096
Aerostar Airport Holdings, LLC [member]
Cash and cash equivalents		$ 543,242	719,254
Restricted cash and cash equivalents		16,989	21,044
Other current assets		142,410	201,992
Current assets		702,641	942,290
Financial liabilities			(92,367)
Other current liabilities		(647,896)	(615,709)
Current liabilities		(647,896)	(708,076)
Working capital		547,452	234,214
Land, furniture and equipment		135,373	152,758
Intangible assets, airport concessions - Net		13,254,582	14,661,436
Other non-current assets		556	571
Non-current assets		13,390,511	14,814,765
Long term debt		(6,824,310)	(7,693,682)
Loan payable to the Company (Note 13.1)		(1,430,310)	(1,886,546)
Other non-current liabilities		(286,325)	(265,040)
Deferred taxes - Net		(203,502)	(225,107)
Non-current liabilities		(8,744,447)	(10,070,375)
Stockholders' equity		$ 4,700,809	$ 4,978,604